Supplemental Disclosure of Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2019
Statement of cash flows [abstract]
Disclosure of Changes in Operating Assets and Liabilities
	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
	$	$	$	$
Changes in operating assets and liabilities:
Trade and other receivables	133	(189)	(196)	(269)
Inventory	(191)	(379)	(496)	(816)
Prepaid expenses and other current assets	(267)	20	(123)	(151)
Other non-current assets	—	151	—	151
Payables and accrued liabilities	502	(1,040)	247	(864)
Provision for restructuring costs	—	—	—	(1,352)
Income taxes payable	—	(396)	—	2,904
Employee future benefits (note 10)	(108)	260	(217)	144
Lease liabilities	(18)	—	(38)	—
Provisions and other non-current liabilities	—	(217)	—	(280)
	51	(1,790)	(823)	(533)